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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01604


                      Pioneer Growth Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Growth Shares

Schedule of Investments  9/30/06 (unaudited)

 Shares                                                              Value

         COMMON STOCKS - 99.7 %
         Energy - 1.9 %
         Integrated Oil & Gas - 1.9 %
  91,900 ConocoPhillips *                                      $      5,470,807
 133,800 Repsol SA (A.D.R.) *  (b)                                    3,991,254
                                                               $      9,462,061
         Total Energy                                          $      9,462,061
         Materials - 1.1 %
         Diversified Chemical - 1.1 %
 137,400 Dow Chemical Co.                                      $      5,355,852
         Total Materials                                       $      5,355,852
         Capital Goods - 11.7 %
         Aerospace & Defense - 3.7 %
  63,800 L-3 Communications Holdings, Inc. *                   $      4,997,454
 217,000 United Technologies Corp. *                                 13,746,950
                                                               $     18,744,404
         Industrial Conglomerates - 8.0 %
 159,600 3M Co. *                                              $     11,877,432
 533,700 General Electric Co.                                        18,839,610
 362,200 Tyco International, Ltd.                                    10,137,978
                                                               $     40,855,020
         Total Capital Goods                                   $     59,599,424
         Consumer Durables & Apparel - 1.4 %
         Footwear - 1.4 %
  83,200 Nike, Inc. *                                          $      7,289,984
         Total Consumer Durables & Apparel                     $      7,289,984
         Consumer Services - 1.6 %
         Hotels, Resorts & Cruise Lines - 1.6 %
 172,600 Carnival Corp. * (b)                                  $      8,117,378
         Total Consumer Services                               $      8,117,378
         Media - 1.0 %
         Movies & Entertainment - 1.0 %
 140,150 Viacom, Inc. (Class B) *                              $      5,210,777
         Total Media                                           $      5,210,777
         Retailing - 7.6 %
         Apparel Retail - 4.1 %
 161,100 Abercrombie & Fitch Co.                               $     11,193,228
 334,600 TJX Companies, Inc. *                                        9,378,838
                                                               $     20,572,066
         Home Improvement Retail - 3.5 %
 491,400 Home Depot, Inc. *                                    $     17,823,078
         Total Retailing                                       $     38,395,144
         Food & Drug Retailing - 2.2 %
         Drug Retail - 2.2 %
 342,500 CVS Corp.                                             $     11,001,100
         Total Food & Drug Retailing                           $     11,001,100
         Food, Beverage & Tobacco - 4.7 %
         Soft Drinks - 0.9 %
  45,900 Fomento Economico Mexicano SA de C.V. *               $      4,449,546
         Tobacco - 3.8 %
 252,000 Altria Group, Inc.                                    $     19,290,600
         Total Food, Beverage & Tobacco                        $     23,740,146
         Household & Personal Products - 3.5 %
         Household Products - 3.5 %
 283,300 Procter & Gamble Co.                                  $     17,558,934
         Total Household & Personal Products                   $     17,558,934
         Health Care Equipment & Services - 8.4 %
         Health Care Equipment - 6.1 %
 247,900 Biomet, Inc. *                                        $      7,979,901
1,184,506Boston Scientific Corp. *                                   17,518,844
 115,700 Medtronic, Inc.                                              5,373,108
                                                               $     30,871,853
         Health Care Supplies - 1.4 %
 132,400 Cooper Companies, Inc *                               $      7,083,400
         Managed Health Care - 0.9 %
 125,000 AETNA, Inc. *                                         $      4,943,750
         Total Health Care Equipment & Services                $     42,899,003
         Pharmaceuticals & Biotechnology - 14.8 %
         Biotechnology - 6.1 %
 290,000 Amgen, Inc. *                                         $     20,743,700
 148,700 Gilead Sciences, Inc. *                                     10,215,690
                                                               $     30,959,390
         Pharmaceuticals - 8.7 %
 175,300 Astrazeneca Plc (A.D.R.) *                            $     10,956,250
 161,000 Eli Lilly & Co. *                                            9,177,000
 108,600 Johnson & Johnson *                                          7,052,484
 282,596 Par Pharmaceutical Co., Inc. *  (b)                          5,154,551
 350,128 Teva Pharmaceutical Industries, Ltd. * (b)                  11,935,864
                                                               $     44,276,149
         Total Pharmaceuticals & Biotechnology                 $     75,235,539
         Diversified Financials - 6.0 %
         Asset Management & Custody Banks - 2.6 %
  89,700 Franklin Resources, Inc.                              $      9,485,775
  33,200 Legg Mason, Inc. *                                           3,348,552
                                                               $     12,834,327
         Consumer Finance - 2.3 %
 210,600 American Express Co.                                  $     11,810,448
         Investment Banking & Brokerage - 1.1 %
  73,100 Merrill Lynch & Co., Inc.                             $      5,717,882
         Total Diversified Financials                          $     30,362,657
         Software & Services - 8.9 %
         Systems Software - 8.9 %
 627,300 Macrovision Corp. *                                   $     14,860,737
1,120,500Microsoft Corp. *                                           30,623,265
                                                               $     45,484,002
         Total Software & Services                             $     45,484,002
         Technology Hardware & Equipment - 18.1 %
         Communications Equipment - 12.9 %
1,044,900Cisco Systems, Inc. *                                 $     24,032,700
 388,700 Corning, Inc. *                                              9,488,167
 101,713 F5 Networks, Inc. *                                          5,464,022
 175,400 Foundry Networks, Inc. *                                     2,306,510
 675,000 Juniper Networks, Inc. *                                    11,664,000
 501,700 Motorola, Inc.                                              12,542,500
                                                               $     65,497,899
         Computer Hardware - 5.2 %
 121,700 Apple Computer, Inc. *                                $      9,374,551
 529,800 Dell, Inc. *                                                12,100,632
 347,740 Palm, Inc. * (b)                                             5,063,094
                                                               $     26,538,277
         Total Technology Hardware & Equipment                 $     92,036,176
         Semiconductors - 4.2 %
 180,250 Maxim Integrated Products *                           $      5,059,618
 485,100 Texas Instruments, Inc.                                     16,129,575
                                                               $     21,189,193
         Total Semiconductors                                  $     21,189,193
         Utilities - 2.7 %
         Indep Power Producer & Energy Traders - 2.7 %
 217,900 TXU Corp. *                                           $     13,623,108
         Total Utilities                                       $     13,623,108
         Total Common Stocks
         (Cost  $486,206,583)                                  $    506,560,478

         TEMPORARY CASH INVESTMENT - 5.2%
         Security Lending Collateral - 5.2%
26,541,32Securities Lending Investment Fund, 5.37%             $     26,541,322
         TOTAL TEMPORARY CASH INVESTMENT
         (Cost   $26,541,322)                                  $     26,541,322

         TOTAL INVESTMENT IN SECURITIES - 104.9%
         (Cost  $512,747,905)                                  $    533,101,800

         OTHER ASSETS AND LIABILITIES - (4.9)%                 $   (24,843,418)

         TOTAL NET ASSETS - 100.0%                             $    508,258,382

      *  Non-income producing security

    (a) At September 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $512,747,905 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost             $  64,087,394

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value               (43,733,499)

         Net unrealized gain                                   $  20,353,895

    (b)  At September 30, 2006, the following securities were out on loan:

 Shares                         Security                         Market Value
 39,427  Carnival Corp. *                                      $      1,854,252
261,086  Palm, Inc. *                                                 3,801,412
199,440  Par Pharmaceutical Co., Inc. *                               3,637,786
130,503  Repsol SA (A.D.R.) *                                         3,892,904
346,627  Teva Pharmaceutical Industries, Ltd. *                      11,816,514
         Total                                                 $     25,002,868




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's
investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included.
Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Growth Shares

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2006

* Print the name and title of each signing officer under his or her signature.